UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Dryden High Yield Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	08/31/2009

Date of reporting period:	11/30/2008

Item 1.	Schedule of Investments

Dryden High Yield Fund, Inc.

Schedule of Investments

as of November 30, 2008 (Unaudited)

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 94.4%
ASSET BACKED SECURITIES 0.7%

Centurion CDO Vll Ltd. (Cayman Islands), Ser. 2004 -7A, Cl. D1(i)	Ba2	12.09%	1/30/16	$5,000	$2,892,750
CSAM Funding Corp. (Cayman Islands), Sub. Notes, Cl. D-2, 144A(i)(j)(k)	Ba2	9.858	3/29/16	7,000	1,330,000
Landmark lV CDO Ltd. (Cayman Islands)(i)(j)(k)	Ba2	8.926	12/15/16	3,500	704,550
Liberty Square Ltd. (Cayman Islands), Ser. 2001-2A, Cl. D, 144A(i)(j)(k)	Caa3	9.633	6/15/13	2,780	945,185

Total asset backed securities					5,872,485

CORPORATE BONDS 93.5%
Aerospace/Defense 2.4%
DRS Technologies, Inc.,
Gtd. Notes	Baa1	6.875	11/1/13	1,000	992,500
Gtd. Notes(f)	Baa1	7.625	2/1/18	5,130	5,091,525
Esterline Technologies Corp., Gtd. Notes	B1	7.75	6/15/13	3,150	2,709,000
L-3 Communications Corp.,
Gtd. Notes	Ba3	6.125	1/15/14	1,000	840,000
Gtd. Notes	Ba3	6.375	10/15/15	1,125	933,750
Gtd. Notes	Ba3	7.625	6/15/12	5,575	5,156,875
Moog, Inc.,
Sr. Sub. Notes	Ba3	6.25	1/15/15	2,000	1,560,000
Sr. Sub. Notes, 144A	Ba3	7.25	6/15/18	2,725	2,098,250

					19,381,900

Airlines 0.4%
American Airlines, Inc., Certs., Ser. 91-A2	Caa1	10.18	1/2/13	1,882	1,035,196
AMR Corp., Notes	CCC+(a)	10.40	3/10/11	4,450	1,935,750
Continental Airlines, Inc., Certs., Ser. 981B	Ba2	6.748	3/15/17	853	622,878

					3,593,824

Automotive 1.5%
Ford Motor Co.,
Bank Loans(k)	B1	7.59	12/15/13	5,895	2,358,000
Sr. Unsec’d. Notes(f)	Caa2	7.45	7/16/31	325	81,250
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	B3	7.00	10/1/13	200	84,162
Sr. Unsec’d. Notes	B3	7.25	10/25/11	7,455	3,297,391
Sr. Unsec’d. Notes	B3	7.375	2/1/11	820	374,645
Sr. Unsec’d. Notes	B3	7.875	6/15/10	3,455	1,761,138
General Motors Corp.,(f)
Sr. Unsec’d. Notes	Caa3	7.125	7/15/13	950	232,750
Sr. Unsec’d. Notes	Caa3	7.20	1/15/11	3,270	882,900
Sr. Unsec’d. Notes	Caa3	8.25	7/15/23	700	140,000

Lear Corp., Gtd. Notes	B3	8.75	12/1/16	1,800	387,000
TRW Automotive, Inc., Gtd. Notes, 144A	Ba3	7.25	3/15/17	4,975	2,288,500
Visteon Corp., Sr. Unsec’d. Notes	Caa3	7.00	3/10/14	2,190	229,950

					12,117,686

Banking 0.7%
Halyk Savings Bank of Kazahstan (Kazahstan), Sr. Unsec’d. Notes, 144A(i)	Baa3	8.125	10/7/09	1,620	1,522,800
HSBK Europe (Netherlands), Gtd. Notes, 144A(i)	Baa3	7.25	5/3/17	4,500	2,565,000
Kazkommerts International BV (Netherlands), Gtd. Notes, 144A(i)	Ba1	7.00	11/3/09	2,210	1,878,500

					5,966,300

Building Materials & Construction 0.7%
D.R. Horton, Inc., Sr. Gtd. Notes	Ba3	8.00	2/1/09	5,500	5,390,000
Nortek, Inc., Sr. Sub. Notes	Caa1	8.50	9/1/14	1,840	561,200

					5,951,200

Cable 5.7%
CCH II LLC, Gtd. Notes, 144A(f)	Caa2	10.25	10/1/13	1,800	765,000
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	Caa1	8.75	11/15/13	800	456,000
Charter Communications Holding LLC,
Bank Loan(k)	B1	4.80	9/6/14	7,444	5,002,818
Gtd. Notes(f)	Caa3	10.00	5/15/14	983	132,705
Gtd. Notes	Caa3	11.125	1/15/14	4,434	620,760
Gtd. Notes	Caa3	13.50	1/15/14	50	7,750
CSC Holdings, Inc.,
Bank Loan(k)	Ba1	3.819	2/24/12	2,882	2,501,211
Sr. Unsec’d. Notes	B1	6.75	4/15/12	425	355,938
Sr. Unsec’d. Notes(f)	B1	7.625	7/15/18	3,110	2,177,000
Sr. Unsec’d. Notes	B1	7.875	2/15/18	725	511,125
Sr. Unsec’d. Notes	B1	8.125	8/15/09	2,500	2,400,000
Sr. Unsec’d. Notes, 144A	B1	8.50	6/15/15	2,000	1,615,000
Sr. Unsec’d. Notes, Ser. B	B1	7.625	4/1/11	3,700	3,274,500
Sr. Unsec’d. Notes, Ser. B	B1	8.125	7/15/09	7,175	6,887,999
Mediacom Broadband LLC, Sr. Unsec’d. Notes(f)	B3	8.50	10/15/15	1,750	1,242,500
Mediacom LLC, Sr. Unsec’d. Notes	B3	9.50	1/15/13	591	484,620
Newsday LLC, Bank Loan(k)	B1	9.75	8/1/13	6,000	4,980,000
Shaw Communications, Inc. (Canada), Sr. Unsec’d. Notes(i)	Ba1	7.20	12/15/11	2,800	2,632,000
UPC Broadband Holdings, Bank Loan(k)	Ba3	5.47	12/31/14	5,363	3,785,945
Videotron Ltee (Canada),(i)
Gtd. Notes	Ba2	6.375	12/15/15	3,525	2,714,250
Gtd. Notes	Ba2	6.875	1/15/14	1,870	1,561,450
Gtd. Notes, 144A	Ba2	9.125	4/15/18	2,180	1,918,400
Virgin Media Finance PLC (United Kingdom), Gtd. Notes(i)	B2	9.125	8/15/16	1,125	793,125

					46,820,096

Capital Goods 10.3%
Actuant Corp., Gtd. Notes	Ba2	6.875	6/15/17	2,975	2,335,375
ALH Finance LLC, Gtd. Notes(f)	B3	8.50	1/15/13	5,100	3,927,000

Allied Waste North America, Inc.,
Sr. Sec’d. Notes(f)	B1	7.25	3/15/15	3,705	3,269,663
Sr. Sec’d. Notes, Ser. B	B1	5.75	2/15/11	4,320	3,996,000
Sr. Sec’d. Notes, Ser. B	B1	7.125	5/15/16	800	704,000
Ashtead Capital, Inc., Sr. Sec’d. Notes, 144A	B1	9.00	8/15/16	6,860	3,978,800
Ashtead Holdings PLC (United Kingdom), Sr. Sec’d. Notes, 144A(i)	B1	8.625	8/1/15	3,450	2,001,000
Baldor Electric Co., Gtd. Notes(f)	B3	8.625	2/15/17	5,775	4,244,625
Blount, Inc., Gtd. Notes	B2	8.875	8/1/12	7,700	6,901,124
Capital Safety Group Ltd.,(k)
Bank Loan	B1	5.954	7/20/15	2,728	2,346,360
Bank Loan	B1	6.454	7/20/16	7,272	6,253,641
Columbus McKinnon Corp., Gtd. Notes	B1	8.875	11/1/13	4,745	4,009,525
Hertz Corp., Gtd. Notes	B1	8.875	1/1/14	12,790	6,602,837
Johnson Diversey Holding, Inc.,
Gtd. Notes, Ser. B(f)	B2	9.625	5/15/12	1,450	1,185,375
Sr. Disc. Notes	Caa1	10.67	5/15/13	6,120	4,345,200
Mobile Mini, Inc., Gtd. Notes	B2	6.875	5/1/15	2,500	1,775,000
RBS Global, Inc. and Rexnord Corp., Gtd. Notes(f)	B3	9.50	8/1/14	6,535	4,574,500
Rental Service Corp., Gtd. Notes	Caa1	9.50	12/1/14	7,255	3,554,950
SPX Corp., Sr. Unsec’d. Notes, 144A	Ba2	7.625	12/15/14	4,000	3,260,000
Stena AB (Sweden), Sr. Unsec’d. Notes(i)	Ba2	7.50	11/1/13	4,900	3,748,500
Terex Corp.,
Gtd. Notes	Ba2	7.375	1/15/14	1,000	790,000
Sr. Sub. Notes(f)	Ba3	8.00	11/15/17	5,400	3,861,000
UCAR Finance, Inc., Gtd. Notes	Ba3	10.25	2/15/12	336	307,440
United Rentals North America, Inc., Gtd. Notes	B1	6.50	2/15/12	6,330	4,431,000
Valmont Industries, Inc., Gtd. Notes	Ba2	6.875	5/1/14	2,005	1,614,025

					84,016,940

Chemicals 3.1%
Hercules, Inc., Gtd. Notes	Ba1	6.75	10/15/29	4,260	4,451,700
Huntsman Co. LLC, Sec’d. Notes	Ba1	11.625	10/15/10	9,200	8,740,000
Huntsman International LLC,
Gtd. Notes	B2	7.375	1/1/15	2,625	1,732,500
Gtd. Notes	Ba3	11.50	7/15/12	660	594,000
Koppers, Inc., Sr. Sec’d. Notes(f)	Ba3	9.875	10/15/13	5,629	5,234,970
Momentive Performance Materials, Inc.,
Gtd. Notes	B3	9.75	12/1/14	3,965	1,536,438
Gtd. Notes(f)	Caa2	11.50	12/1/16	1,026	271,890
Mosaic Co., 144A
Sr. Unsec’d. Notes	Baa3	7.375	12/1/14	2,155	1,831,750
Sr. Unsec’d. Notes	Baa3	7.625	12/1/16	650	559,000
Nalco Co., Gtd. Notes	B3	8.875	11/15/13	480	384,000

					25,336,248

Consumer 2.3%
Levi Straus & Co.,
Sr. Unsec’d. Notes	B2	8.875	4/1/16	875	490,000
Sr. Unsec’d. Notes	B2	9.75	1/15/15	230	138,000
Mac-Gray Corp., Sr. Unsec’d. Notes	B3	7.625	8/15/15	1,925	1,771,000
Realogy Corp.,
Gtd. Notes	C	10.50	4/15/14	10,225	1,789,375
Gtd. Notes, PIK	C	11.00	4/15/14	4,598	701,119

Service Corp., International,
Sr. Unsec’d. Notes	B1	6.75	4/1/15	350	266,000
Sr. Unsec’d. Notes	B1	6.75	4/1/16	6,000	4,530,000
Sr. Unsec’d. Notes	B1	7.00	6/15/17	4,900	3,528,000
Sr. Unsec’d. Notes(f)	B1	7.375	10/1/14	1,050	850,500
Stewart Enterprises, Inc., Gtd. Notes	Ba3	6.25	2/15/13	3,750	3,037,500
Ticketmaster, Gtd. Notes, 144A	Ba3	10.75	8/1/16	2,800	1,400,000

					18,501,494

Electric 8.6%
AES Corp.,
Sr. Sec’d. Notes, 144A	Ba3	8.75	5/15/13	2,549	2,243,120
Sr. Unsec’d. Notes	B1	7.75	10/15/15	1,425	1,001,063
Sr. Unsec’d. Notes	B1	8.00	10/15/17	1,575	1,086,750
AES Eastern Energy LP, Certs., Ser. A	Ba1	9.00	1/2/17	7,597	6,837,356
CMS Energy Corp., Sr. Unsec’d. Notes	Ba1	8.50	4/15/11	1,200	1,143,374
Dynegy Holdings, Inc., Sr. Unsec’d. Notes(f)	B2	7.75	6/1/19	1,525	1,014,125
Dynegy Roseton/Danskammer Pass-Through Trust, Ser. B	Ba3	7.67	11/8/16	7,075	5,046,598
Energy Future Holdings Corp., Gtd. Notes, 144A, PIK	B3	11.25	11/1/17	4,400	2,343,000
Mirant America’s Generation LLC,
Sr. Unsec’d. Notes	B3	8.30	5/1/11	2,350	2,173,750
Sr. Unsec’d. Notes	B3	8.50	10/1/21	750	525,000
Mirant Corp., Sr. Notes, 144A(e)(k)	NR	7.40	7/15/49	2,600	2,600
Mirant Mid-Atlantic LLC	Ba1	9.125	6/30/17	1,811	1,720,848
Mirant North America LLC, Series WI, Gtd. Notes(f)	B1	7.375	12/31/13	6,050	5,233,250
Nevada Power Co., Gen. & Ref. Mtg. Bkd., Ser. A	Baa3	8.25	6/1/11	2,465	2,472,469
NRG Energy, Inc.,
Gtd. Notes	B1	7.25	2/1/14	4,200	3,423,000
Gtd. Notes	B1	7.375	2/1/16	525	426,563
Orion Power Holdings, Inc., Sr. Unsec’d. Notes	Ba3	12.00	5/1/10	7,410	7,187,699
Reliant Energy Mid-Atlantic, Inc., Certs., Ser. C	Ba1	9.681	7/2/26	3,600	3,276,000
Sierra Pacific Resources, Sr. Unsec’d. Notes	Ba3	6.75	8/15/17	675	550,575
Tenaska Alabama Partners LP, Sr. Sec’d. Notes, 144A (original cost $2,355,419; purchased 3/31/06-9/3/08)(b)	Ba2	7.00	6/30/21	2,476	1,889,996
Texas Competitive Electric Holdings Co. LLC,
Bank Loan(k)	Ba3	6.437	10/10/14	25,820	17,421,773
Bank Loan(k)	Ba3	6.659	10/10/14	3,378	2,283,479
Gtd. Notes, 144A(f)	B3	10.50	11/1/15	750	480,000
Gtd. Notes, 144A	B3	10.50	11/1/16	500	270,000

					70,052,388

Energy - Integrated 0.1%
TNK-BP Finance (Luxembourg), Gtd. Notes 144A(i)	Baa2	7.50	7/18/16	2,200	968,000

Energy - Other 5.9%
Compagnie Generale de Geophysique-Veritas (France), Gtd. Notes(i)	Ba3	7.50	5/15/15	645	419,250
McMoRan Exploration Co., Gtd. Notes	Caa1	11.875	11/15/14	6,200	4,510,500

Newfield Exploration Co.,
Sr. Sub. Notes	Ba3	6.625	9/1/14	3,158	2,415,870
Sr. Sub. Notes	Ba3	6.625	4/15/16	4,050	2,956,500
Sr. Sub. Notes	Ba3	7.125	5/15/18	675	479,250
Opti Canada, Inc.,
Sec’d. Notes	B2	7.875	12/15/14	6,225	2,365,500
Sec’d. Notes	B2	8.25	12/15/14	1,400	546,000
Parker Drilling Co., Gtd. Notes	B2	9.625	10/1/13	900	742,500
Petrohawk Energy Corp.,
Gtd. Notes	B3	9.125	7/15/13	4,900	3,748,500
Gtd. Notes, 144A	B3	7.875	6/1/15	2,825	1,991,625
Petroplus Finance Ltd. (Bermuda), 144A(i)
Gtd. Notes(f)	B1	6.75	5/1/14	9,250	5,966,250
Gtd. Notes	B1	7.00	5/1/17	3,075	1,906,500
Pioneer Natural Resource Co.,
Gtd. Notes	Ba1	5.875	7/15/16	1,050	715,759
Sr. Unsec’d. Notes	Ba1	6.65	3/15/17	6,425	4,475,623
Sr. Unsec’d. Notes	Ba1	6.875	5/1/18	2,700	1,820,267
Plains Exploration & Production Co.,
Gtd. Notes	B1	7.625	6/1/18	1,600	1,064,000
Gtd. Notes	B1	7.75	6/15/15	6,450	4,676,250
SandRidge Energy, Inc., Sr. Unsec’d. Notes, 144A	B3	8.00	6/1/18	6,825	4,368,000
Tesoro Corp.,
Gtd. Notes	Ba1	6.25	11/1/12	840	588,000
Gtd. Notes	Ba1	6.50	6/1/17	3,775	2,208,375
Gtd. Notes	Ba1	6.625	11/1/15	650	403,000

					48,367,519

Foods 2.3%
Ahold Finance USA, Inc., Gtd. Notes	Baa3	8.25	7/15/10	1,330	1,338,081
Albertson’s, Inc., Sr. Unsec’d. Notes	B1	8.70	5/1/30	1,230	951,107
Aramark Corp.,
Gtd. Notes(j)	B3	6.693	2/1/15	2,450	1,715,000
Gtd. Notes(f)	B3	8.50	2/1/15	2,500	2,075,000
Carrols Corp., Gtd. Notes	B3	9.00	1/15/13	425	282,625
Dean Foods Co., Gtd Notes	B3	7.00	6/1/16	1,500	1,166,250
Del Monte Corp., Gtd. Notes	B2	8.625	12/15/12	2,300	2,081,500
Dole Food, Inc.,
Gtd. Notes	Caa2	7.25	6/15/10	2,275	1,603,875
Gtd. Notes	Caa2	8.625	5/1/09	1,000	895,000
National Beef Packing Co., Sr. Unsec’d. Notes	Caa1	10.50	8/1/11	3,625	2,655,313
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes	B3	7.00	8/1/11	405	243,000
Sr. Unsec’d. Notes(f)	B3	7.75	5/15/13	2,500	1,375,000
Stater Brothers Holdings,
Gtd. Notes	B2	7.75	4/15/15	1,600	1,280,000
Gtd. Notes	B2	8.125	6/15/12	1,745	1,518,150

					19,179,901

Gaming 4.2%
CCM Merger, Inc., Notes, 144A	Caa1	8.00	8/1/13	11,235	6,291,600
Choctaw Resort Development Enterprise, Sr. Notes, 144A	B1	7.25	11/15/19	227	120,310
Chukchansi Economic Development Authority, Sr. Unsec’d. Notes, 144A (original cost $186,975; purchased 4/27/06)(b)(k)	B2	8.00	11/15/13	180	82,800

Downstream Development Authority of the Quapaw Tribe of Oklahoma, Sr. Sec’d. Notes, 144A	Caa1	12.00	10/15/15	2,500	1,456,250
Fontainebleau Las Vegas Holdings LLC, Mortgaged Backed, 144A (original cost $5,068,188; purchased 5/24/07-6/20/07)(b)(f)	Caa3	10.25	6/15/15	5,025	653,250
Harrahs Operating Co., Inc.,
Gtd. Notes	Caa3	5.50	7/1/10	4,505	2,139,875
Gtd. Notes	Caa3	5.625	6/1/15	2,530	347,875
Gtd. Notes	Caa3	6.50	6/1/16	775	108,500
Gtd. Notes, 144A	Caa2	10.75	2/1/16	14,600	3,248,500
Isle of Capri Casinos, Inc., Gtd. Notes(f)	B3	7.00	3/1/14	2,500	1,062,500
Mandalay Resort Group, Gtd. Notes	B2	9.375	2/15/10	450	245,250
MGM Mirage, Inc.
Gtd. Notes	Ba3	6.00	10/1/09	2,840	2,300,400
Gtd. Notes	Ba3	6.875	4/1/16	2,000	1,040,000
Gtd. Notes	Ba3	8.50	9/15/10	125	70,938
Sr. Sec’d. Notes, 144A(f)	Ba1	13.00	11/15/13	8,180	6,830,299
Mohegan Tribal Gaming Authority,
Gtd. Notes	Ba3	6.125	2/15/13	500	332,500
Gtd. Notes	B3	6.375	7/15/09	1,915	1,608,600
Sr. Sub. Notes	B3	8.00	4/1/12	3,435	2,164,050
Sr. Sub. Notes	B3	8.375	7/1/11	295	237,475
Park Place Ent., Gtd. Notes	Caa3	8.125	5/15/11	775	263,500
Pokagon Gaming Authority, Sr. Notes, 144A	B2	10.375	6/15/14	1,200	1,014,000
River Rock Entertainment Authority (The), Sr. Sec’d. Notes	B2	9.75	11/1/11	1,500	1,230,000
Shingle Springs Tribal Gaming Authority, Sr. Notes, 144A (f)	B3	9.375	6/15/15	3,500	1,575,000
Station Casinos, Inc.,
Sr. Sub. Notes(f)	Caa3	6.50	2/1/14	2,655	238,950
Sr. Sub Notes(f)	Caa3	6.625	3/15/18	1,735	156,150
Sr. Sub. Notes	Caa3	6.875	3/1/16	11	905
Sr. Unsec’d. Notes	Caa2	6.00	4/1/12	34	10,432

					34,829,909

Healthcare & Pharmaceutical 13.9%
Accellent, Inc., Gtd. Notes	Caa3	10.50	12/1/13	9,600	6,720,000
Alliance Imaging, Inc., Sr. Sub. Notes	B3	7.25	12/15/12	885	736,763
Biomet, Inc.,
Gtd. Notes(f)	Caa1	11.625	10/15/17	10,640	7,979,999
Gtd. Notes, PIK	B3	10.375	10/15/17	4,275	3,163,500
BIO-RAD Laboratories, Inc., Sr. Sub. Notes	Ba3	7.50	8/15/13	2,000	1,720,000
Boston Scientific Corp., Sr. Unsec’d. Notes	Ba2	6.25	11/15/15	4,975	3,805,875
Catalent Pharma Solutions, Inc., Gtd. Notes(f)	Caa1	9.50	4/15/15	5,450	1,798,500
Community Health Systems, Inc.,
Bank Loan(k)	Ba3	1.00	7/25/14	404	295,892
Bank Loan(k)	Ba3	5.018	7/25/14	7,900	5,785,546
Gtd. Notes	B3	8.875	7/15/15	1,975	1,584,938
Elan Finance PLC (Ireland), (i)
Gtd. Notes	B3	7.75	11/15/11	2,045	1,227,000
Gtd. Notes	B3	8.875	12/1/13	600	330,000
FMC Finance III SA, Gtd. Notes	Ba2	6.875	7/15/17	650	542,750
Fresenius Med. Care Capital Trust, Gtd. Notes	Ba3	7.875	6/15/11	410	373,100
HCA, Inc.,

Bank Loan(k)	Ba3	5.762		11/17/12	19,314	15,221,716
Notes	Caa1	7.69		6/15/25	840	430,776
Notes, M.T.N.	Caa1	9.00		12/15/14	4,000	2,691,908
Sr. Sec’d. Notes(f)	B2	9.125		11/15/14	3,495	2,839,688
Sr. Sec’d. Notes	B2	9.625		11/15/16	450	324,000
Sr. Unsec’d. Notes	Caa1	6.25		2/15/13	3,150	2,016,000
Sr. Unsec’d. Notes(f)	Caa1	7.50		11/15/95	1,500	681,497
Sr. Unsec’d. Notes, M.T.N.	Caa1	8.70		2/10/10	550	502,742
Omega Healthcare Investors, Inc.,
Gtd. Notes	Ba3	7.00		4/1/14	3,275	2,734,625
Gtd. Notes	Ba3	7.00		1/15/16	5,132	3,925,980
PTS Acquisitions Corp., Bank Loan(k)	Ba3	6.012		4/10/14	6,913	4,190,703
Res-Care, Inc., Gtd. Notes	B1	7.75		10/15/13	6,515	5,863,500
Royalty Pharma Finance Trust, Bank Loan(k)	Baa3	6.569		5/15/15	8,350	7,194,919
Select Medical Corp., Gtd. Notes(f)	B3	7.625		2/1/15	1,605	946,950
Senior Housing Properties Trust,
Sr. Unsec’d. Notes	Ba1	7.875		4/15/15	875	717,500
Sr. Unsec’d. Notes	Ba1	8.625		1/15/12	8,575	7,460,250
Skilled Healthcare Group, Inc., Gtd. Notes	Caa1	11.00		1/15/14	8,631	7,595,279
Sun Healthcare Group, Inc., Gtd. Notes	B3	9.125		4/15/15	5,450	4,523,500
Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A (original cost $3,238,500; purchased 6/21/07-12/19/07)(b)(k)	Caa1	10.00		7/15/17	3,350	1,775,500
Ventas Realty LP, Gtd. Notes	Ba1	9.00		5/1/12	2,380	2,177,700
Viant Holdings, Inc., Gtd. Notes, 144A(k)	Caa1	10.125		7/15/17	12,506	3,751,800

						113,630,396

Lodging & Leisure 1.0%
Felcor Lodging LP, Gtd. Notes(f)	Ba3	8.50		6/1/11	3,825	2,648,813
Host Marriott LP,
Sr. Sec’d. Notes	Ba1	7.125		11/1/13	4,835	3,517,462
Sr. Sec’d. Notes, Ser. M	Ba1	7.00		8/15/12	2,725	2,043,750

						8,210,025

Media & Entertainment 2.7%
AMC Entertainment, Inc.,
Gtd. Notes	B2	11.00		2/1/16	400	284,000
Sr. Sub. Notes(f)	B2	8.00		3/1/14	4,075	2,526,500
Cinemark, Inc., Sr. Disc. Notes	B3	9.229	(l)	3/15/14	1,455	1,193,100
Clear Channel Communications, Inc.,
Sr. Unsec’d. Notes	Caa1	5.50		9/15/14	1,370	205,500
Sr. Unsec’d. Notes	Caa1	5.75		1/15/13	4,025	563,500
Sr. Unsec’d. Notes	Caa1	6.875		6/15/18	525	73,500
CMP Susquehanna Corp., Gtd. Notes	Ca	9.875		5/15/14	2,100	372,750
Dex Media West LLC, Sr. Sub. Notes	B2	9.875		8/15/13	9,775	2,150,500
Dex Media, Inc., Sr. Unsec’d. Notes	B3	8.00		11/15/13	2,645	343,850
DirecTV Holdings LLC,
Gtd. Notes	Ba3	7.625		5/15/16	1,750	1,491,875
Gtd. Notes	Ba3	8.375		3/15/13	2,300	2,116,000
Echostar DBS Corp.,
Gtd. Notes	Ba3	7.00		10/1/13	775	581,250
Gtd. Notes	Ba3	7.125		2/1/16	2,085	1,480,350
Gtd. Notes	Ba3	7.75		5/31/15	2,525	1,855,875
Idearc, Inc., Gtd. Notes	Caa2	8.00		11/15/16	4,385	361,763
Lin Television Corp., Gtd. Notes(f)	B2	6.50		5/15/13	4,250	1,976,250

MediaNews Group, Inc., Sr. Sub. Notes	Caa2	6.875	10/1/13	2,325	203,438
Morris Publishing Group LLC, Gtd. Notes	Ca	7.00	8/1/13	1,460	135,050
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes(f)(i)	B2	7.75	3/15/16	4,820	3,229,399
Rainbow National Services LLC, Gtd. Notes, 144A	B2	10.375	9/1/14	215	185,975
RH Donnelley,
Sr. Disc. Notes	Caa1	6.875	1/15/13	3,000	390,000
Sr. Unsec’d. Notes(f)	Caa1	8.875	1/15/16	1,190	154,700
Univision Communications, Inc., Gtd. Notes, 144A	Caa1	9.75	3/15/15	5,490	699,975

					22,575,100

Metals 5.3%
AK Steel Corp., Gtd. Notes	Ba3	7.75	6/15/12	110	77,275
Aleris International, Inc., Gtd. Notes	Caa2	9.00	12/15/14	900	54,000
Century Aluminum Co., Gtd. Notes	B1	7.50	8/15/14	2,430	1,397,250
FMG Finance Pty Ltd. (Australia), 144A
Sr. Sec’d. Notes(i)	B1	10.625	9/1/16	6,700	3,785,500
Sr. Sec’d. Notes	B1	10.00	9/1/13	2,478	1,387,680
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes(j)	Ba2	7.084	4/1/15	2,800	1,680,000
Sr. Unsec’d. Notes	Ba2	8.375	4/1/17	9,150	6,496,500
Gerdau AmeriSteel Corp. (Canada), Gtd. Notes(i)	Ba1	10.375	7/15/11	9,000	8,370,000
Ispat Inland ULC (Canada), Gtd. Notes(i)	Baa2	9.75	4/1/14	10,493	10,107,392
Metals USA, Inc., Sr. Sec’d. Notes	B3	11.125	12/1/15	7,000	4,305,000
Novelis, Inc.(Canada), Gtd. Notes(i)	B3	7.25	2/15/15	1,506	873,509
Ryerson, Inc., Sr. Sec’d. Notes, 144A (original cost $125,000; purchased 10/3/07)(b)	B2	12.50	11/1/15	125	77,500
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.50	7/27/35	3,450	2,367,135
US Steel Corp., Sr. Unsec’d. Notes	Baa3	7.00	2/1/18	4,500	2,836,512

					43,815,253

Non Captive Finance 1.1%
GMAC LLC,
Sr. Unsec’d. Notes	C	6.625	5/15/12	1,075	376,898
Sr. Unsec’d. Notes	C	6.875	8/28/12	5,555	1,944,633
Sr. Unsec’d. Notes	C	7.00	2/1/12	650	230,412
Lender Process Services, Gtd. Notes	Ba2	8.125	7/1/16	6,700	5,628,001
Residential Capital LLC, Sec’d. Notes, 144A	C	9.625	5/15/15	4,964	508,810

					8,688,754

Packaging 3.2%
Ball Corp.,
Gtd. Notes	Ba1	6.625	3/15/18	1,950	1,638,000
Gtd. Notes	Ba1	6.875	12/15/12	650	609,375
Berry Plastics Hldg. Corp.,
Sec’d. Notes(j)	Caa1	6.694	9/15/14	1,750	822,500
Sr. Sec’d. Notes(f)	Caa1	8.875	9/15/14	5,475	2,901,750
Crown Americas LLC,
Gtd. Notes(f)	B1	7.625	11/15/13	5,550	5,133,750
Gtd. Notes	B1	7.75	11/15/15	600	543,000
Exopack Holding, Inc., Gtd. Notes	B3	11.25	2/1/14	4,800	3,024,000

Graham Packaging Co., Inc.,
Gtd. Notes	Caa1	8.50	10/15/12	915	667,950
Gtd. Notes(f)	Caa1	9.875	10/15/14	2,305	1,452,150
Greif, Inc., Gtd. Notes	Ba2	6.75	2/1/17	5,500	4,620,000
Owens Brockway Glass Container, Inc.,
Gtd. Notes(f)	Ba3	8.25	5/15/13	2,625	2,467,500
Gtd. Notes	Ba3	6.75	12/1/14	250	217,500
Silgan Holdings, Inc., Sr. Sub. Notes	B1	6.75	11/15/13	2,717	2,363,790

					26,461,265

Paper 1.8%
Cascades, Inc. (Canada), Gtd. Notes(i)	Ba3	7.25	2/15/13	2,505	1,402,800
Cellu Tissue Holdings, Inc., Sec’d. Notes	B2	9.75	3/15/10	1,425	1,140,000
Domtar Corp.,
Gtd. Notes	Ba3	5.375	12/1/13	1,500	990,000
Gtd. Notes	Ba3	7.875	10/15/11	2,965	2,416,475
Georgia Pacific Corp., Gtd. Notes, 144A (original cost $2,880,000; purchased 12/13/06-7/18/08)(b)	Ba3	7.125	1/15/17	2,950	2,168,250
P.H. Glatfelter, Gtd. Notes	Ba2	7.125	5/1/16	255	221,850
Graphic Package Int’l, Inc., Gtd. Notes(f)	B3	8.50	8/15/11	3,260	2,673,200
Jefferson Smurfit Corp., Sr. Unsec’d. Notes	B3	8.25	10/1/12	2,200	616,000
Millar Western Forest Products Ltd. (Canada), Sr. Notes(i)	B2	7.75	11/15/13	275	115,500
Norampac, Inc. (Canada), Gtd. Notes(i)	Ba3	6.75	6/1/13	875	446,250
Smurfit Capital Funding PLC, Gtd. Notes	Ba2	7.50	11/20/25	100	66,000
Stone Container Enterprises, Inc., Sr. Unsec’d. Notes	B3	8.375	7/1/12	1,000	280,000
Verso Paper Holdings LLC and Verson Paper, Inc., Gtd. Notes	B3	11.375	8/1/16	6,285	2,325,450

					14,861,775

Pipelines & Other 2.6%
Amerigas Partners LP, Sr. Unsec’d. Notes	Ba3	7.25	5/20/15	2,350	1,692,000
Amerigas Partners LP/Amerigas Eagle Finance Corp., Sr. Unsec’d. Notes	Ba3	7.125	5/20/16	840	588,000
Copano Energy LLC/Copano Energy Finance Corp., Sr. Notes, 144A	B1	7.75	6/1/18	2,975	1,948,625
El Paso Corp., Sr. Unsec’d. Notes, M.T.N.	Ba3	7.80	8/1/31	750	476,203
Ferrellgas Partners LP, Sr. Unsec’d. Notes	Ba3	6.75	5/1/14	1,500	1,050,000
Inergy LP/Inergy Finance Corp., Gtd. Notes	B1	8.25	3/1/16	3,750	2,756,250
Markwest Energy Partners LP, Gtd. Notes	B2	8.75	4/15/18	3,340	2,104,200
Pacific Energy Partners LP, Gtd. Notes	Baa3	7.125	6/15/14	1,900	1,759,856
Sonat, Inc., Sr. Unsec’d. Notes	Ba3	7.625	7/15/11	350	289,408
Southern Natural Gas Co., Sr. Unsec’d. Notes	Baa3	8.00	3/1/32	29	22,722
Targa Resources Partners LP, Sr. Notes, 144A	B2	8.25	7/1/16	1,700	1,105,000
Targa Resources, Inc., Gtd. Notes	B3	8.50	11/1/13	4,700	2,585,000
Williams Cos., Inc.,
Sr. Unsec’d. Notes	Baa3	7.125	9/1/11	1,300	1,124,500
Sr. Unsec’d. Notes	Baa3	8.125	3/15/12	4,610	3,987,650
Williams Partners LP, Sr. Unsec’d. Notes	Ba2	7.25	2/1/17	225	176,625

					21,666,039

Real Estate Investment Trust
Forest City Enterprises, Inc., Sr. Unsec’d. Notes	Ba3	6.50	2/1/17	150	75,000

Retailers 1.0%
Gamestop Corp., Gtd. Notes	Ba1	8.00	10/1/12	1,415	1,231,050
Neiman Marcus Group, Inc., Gtd. Notes	B2	9.00	10/15/15	3,230	1,372,750
Susser Holdings & Finance, Gtd. Notes	B3	10.625	12/15/13	6,314	5,177,480

					7,781,280

Technology 7.4%
Affiliated Computer Services, Inc., Sr. Unsec’d. Notes	Ba2	4.70	6/1/10	12,500	11,124,999
Ampex Corp. (original cost $66,784; purchased 10/8/08)(b)(k)	NR	12.00	9/30/09	83	32,801
Avago Technologies Finance Pte (Singapore),(i)
Gtd. Notes	B1	10.125	12/1/13	6,500	5,273,124
Gtd. Notes	B3	11.875	12/1/15	2,200	1,696,750
First Data Corp.,
Bank Loan(k)	Ba3	5.962	9/24/14	4,950	3,347,438
Bank Loan(k)	Ba3	5.982	9/24/14	3,960	2,673,000
Gtd. Notes(f)	B3	9.875	9/24/15	1,200	690,000
Flextronics International Ltd. (Singapore),(i)(k)
Bank Loan	Ba1	6.133	10/1/12	4,910	3,400,019
Bank Loan	Ba1	6.155	10/1/14	5,383	3,624,636
Bank Loan	Ba1	7.069	10/1/14	1,547	1,041,562
Freescale Semiconductor, Inc., Gtd. Notes	B2	9.125	12/15/14	11,250	2,306,250
Iron Mountain, Inc.,
Gtd. Notes	B2	8.00	6/15/20	3,500	2,695,000
Gtd. Notes	B2	8.625	4/1/13	4,075	3,677,688
Nortel Networks Ltd. (Canada), Gtd. Notes(f)(i)	B3	10.125	7/15/13	2,050	635,500
Open Solutions, Inc., Gtd. Notes, 144A	Caa1	9.75	2/1/15	1,075	327,875
Seagate Technology HDD Holdings,
Gtd. Notes	Ba1	6.375	10/1/11	3,600	2,844,000
Gtd. Notes	Ba1	6.80	10/1/16	2,650	1,656,250
Sensata Technologies, Inc. (Netherlands), Gtd. Notes	Caa1	8.00	5/1/14	7,815	3,516,750
Serena Software, Inc., Gtd. Notes	Caa1	10.375	3/15/16	6,690	3,712,950
STATS ChipPAC Ltd., Gtd. Notes	Ba1	6.75	11/15/11	3,170	2,250,700
SunGard Data Systems, Inc.,
Sr. Unsec’d. Notes	B3	4.875	1/15/14	600	450,000
Sr. Unsec’d. Notes, 144A(f)	Caa1	10.625	5/15/15	4,650	3,580,500
Unisys Corp., Sr. Unsec’d. Notes	B2	8.00	10/15/12	290	118,900
Xerox Corp., Gtd. Notes	Baa2	6.875	8/15/11	200	171,165

					60,847,857

Telecommunications 5.3%
Alltel Communications, Inc., Bank Loan(k)	Ba3	5.316	5/15/15	5,000	4,734,720
Centennial Cellular Corp., Ser. B, Gtd. Notes	B2	10.125	6/15/13	6,685	6,593,081
Citizens Communications Co.,
Sr. Sec’d. Notes	Ba2	6.25	1/15/13	1,280	1,001,600
Sr. Unsec’d. Notes	Ba2	9.00	8/15/31	1,035	569,250
Sr. Unsec’d. Notes	Ba2	9.25	5/15/11	1,260	1,080,450
Fairpoint Communications, Inc., Sr. Unsec’d. Notes, 144A	B3	13.125	4/1/18	6,000	3,060,000
Hawaiian Telcom Communication, Inc., (k)
Gtd. Notes	Ca	8.765	5/1/13	1,650	66,000
Gtd. Notes	C	12.50	5/1/15	3,515	17,575
Level 3 Financing, Inc., Gtd. Notes	Caa1	12.25	3/15/13	6,875	3,953,125

Nextel Communications, Inc., Ser. D, Gtd. Notes	Baa3	7.375	8/1/15	425	170,000
Qwest Communications Int’l., Inc., Gtd. Notes	Ba3	7.50	2/15/14	2,655	1,725,750
Qwest Corp.,
Sr. Unsec’d. Notes	Ba1	7.20	11/10/26	1,000	650,000
Sr. Unsec’d. Notes	Ba1	7.50	10/1/14	5,950	4,581,500
Sr. Unsec’d. Notes	Ba1	7.625	6/15/15	2,380	1,796,900
Sr. Unsec’d. Notes	Ba1	8.875	3/15/12	1,500	1,237,500
Sprint Capital Corp.,
Gtd. Notes(f)	Baa3	7.625	1/30/11	2,500	1,800,000
Gtd. Notes	Baa3	8.375	3/15/12	1,325	901,000
Gtd. Notes	Baa3	8.75	3/15/32	1,575	819,000
Time Warner Telecom Holdings, Inc., Gtd. Notes	B3	9.25	2/15/14	4,400	3,476,000
Windstream Corp.,
Gtd. Notes	Ba3	8.125	8/1/13	1,000	825,000
Gtd. Notes	Ba3	8.625	8/1/16	5,135	4,005,300

					43,063,751

Total corporate bonds					766,759,900

	Shares
COMMON STOCKS 0.2%
Adelphia Recovery Trust(c)(k)	2,000,000	2,000
Embarq Corp.	2,933	95,733
Mirant Corp.(c)	3,191	54,949
Neenah Enterprises, Inc.(c)(k)	3,902	1,366
Peachtree Cable Assoc. Ltd.(c)(k)	31,559	316
Sprint Nextel Corp.(f)	28,675	80,003
Xerox Corp.	169,797	1,186,880
Zemex Minerals Group(c)(k)	171	38,005

Total common stocks		1,459,252

PREFERRED STOCKS
Building Materials & Construction
New Millenium Homes LLC, Ser. A (original cost $0; purchased 5/27/98)(b)(c)(d)(k)	2,000	242,000

Cable
Escrow Pfd Adelphia(c)(e)(k)	20,000	20
PTV, Inc., Ser. A, 10.00%	9	5

		25

Total preferred stocks		242,025

	Expiration Date	Units
WARRANTS(c)
Cable
TVN Entertainment (original cost $5,615,000; purchased 10/21/04)(b)(k)	1/1/49	46,241	26,820

Consumer
Icon Fitness Corp.(k)	2/28/49	4,375	44

Gaming
Aladdin Gaming(k)	3/1/10	30,000	30

Paper
Smurfit Kappa Funding PLC (Ireland), 144A(i)(k)	10/1/13	275	401

Technology
Viasystems Group, Inc.(k)	1/10/31	166,335	17

Telecommunications
GT Group Telecom, Inc. (Canada), 144A(d)(i)(k)	2/1/10	8,610	9
Sirius XM Radio, Inc., 144A(k)	3/15/10	345	—	†

			9

Total warrants			27,321

Total long-term investments (cost $1,149,669,371)			774,360,983

		Shares
SHORT-TERM INVESTMENTS 11.1%
Affiliated Mutual Funds
Dryden Core Investment Fund - Dryden
Short-Term Core Bond Series(h)		43,018	331,242
Dryden Core Investment Fund - Taxable Money
Market Series (includes $68,736,076 of cash collateral received for securities on loan)(g)(h)		91,138,235	91,138,235

Total short-term investments (cost $91,560,101)			91,469,477

Total Investments 105.5% (cost $1,241,229,472)(m)(n)			865,830,460
Liabilities in excess of other assets(o) (5.5%)			(44,843,224)

Net Assets 100.0%			$820,987,236

*	The ratings reflected are as of November 30, 2008. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

LLC—Limited Liability Company.

LP—Limited Partnership.

PIK— Payment-in-kind.

NR— Not Rated by Moody’s or Standard & Poor’s.

M.T.N.—Medium Term Notes

† Less than $0.50.

(a)	Standard & Poor’s rating.
(b)	Indicates a restricted security; the aggregate original cost of such securities is $19,535,866. The aggregate value of $6,948,917 is approximately 0.8% of net assets.
(c)	Non-income producing security.
(d)	Consists of more than one class of securities traded together as a unit; generally bonds with attached stock or warrants.
(e)	Represents issuer in default on interest payments; non-income producing security.
(f)	All or portion of security is on loan. The aggregate market value of such securities is $66,743,188; cash collateral of $68,736,076 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(g)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Short-Term Core Bond Series and the Dryden Core Investment Fund—Taxable Money Market Series.

(i)	US$ denominated foreign securities.
(j)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at November 30, 2008.
(k)	Indicates a security that has been deemed illiquid.
(l)	Represents a zero coupon bond or step bond. Rate shown reflects the effective yield at reporting date.
(m)	As of November 30, 2008, 12 securities representing $1,290,209 and 0.2% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(n)	The United States Federal income tax basis of the Fund’s investment and the net unrealized depreciation as of November 30, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Unrealized Depreciation
$1,244,356,505	$214,664	$(378,740,709)	$(378,526,045)

(o)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on credit default swaps as follows:

Credit default swap agreements outstanding at November 30, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
Buy Protection(a):
				Ryland Group, Inc. (The),
Citibank, NA	6/20/2013	$5,000	4.74%	5.375%, 1/15/15	$362,391
				Ryland Group, Inc. (The),
Merrill Lynch Capital Services, Inc.	12/20/2013	5,000	4.35	5.375%, 1/15/15	457,832
				KB Home,
Merrill Lynch Capital Services, Inc.	12/20/2013	5,000	4.60	6.25%, 6/15/15	438,171
				JC Penney Corp., Inc.,
JPMorgan Chase Bank	12/20/2013	3,000	3.90	6.375%, 10/15/36	262,867
				Tenet Healthcare Corp.,
JPMorgan Chase Bank	12/20/2013	5,000	6.50	7.375%, 2/1/13	760,075
				Seagate Techology HHD Holdings,
JPMorgan Chase Bank	12/20/2013	5,000	3.35	6.80%, 10/1/16	663,258
				Windstream Corp.,
Merrill Lynch Capital Services, Inc.	12/20/2013	5,000	3.40	8.125%, 8/1/13	(61,904)
				Alltel Corp.,
Merrill Lynch Capital Services, Inc.	12/20/2013	5,000	2.50	7.875%, 7/1/32	(241,418)
				Allied Waste North America, Inc.,
Deutsche Bank AG	12/20/2013	2,000	2.00	7.375%, 4/15/14	(41,550)

					2,599,722

Sell Protection(b):
				Harrah’s Operating Company, Inc.,
Barclays Bank PLC	12/20/2008	$18,500	2.38%	5.625%, 6/1/15	$(61,292)
				Altell Corporation,
Citibank, NA	12/20/2008	8,500	2.50	7.00%, 7/1/12	49,131
				General Motors Corp.,
Merrill Lynch Capital Services, Inc.	9/20/2009	2,000	4.65	7.125%, 7/15/13	(1,304,794)
				Lear Corp.,
Morgan Stanley Capital Services, Inc.	9/20/2010	2,500	4.20	8.11%, 5/15/09	(1,421,429)
				Station Casino’s, Inc.,
Barclays Bank PLC	6/20/2013	1,455	5.00	6.00%, 4/1/12	(789,138)
				Texas Competitive Electic
Morgan Stanley Capital Services	6/20/2009	5,000	1.90	Holdings Co.	(142,414)
				NRG Energy, Inc.,
Goldman Sachs International	3/20/2016	1,850	4.10	7.25%, 2/1/14	(208,809)

					(3,878,745)

					$(1,279,023)

(a)	The Fund pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.
(b)	The Fund receives the fixed rate and pays the counterparty par in the event the underlying bond defaults.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$92,888,453	$—
Level 2 - Other Significant Observable Inputs	771,651,800	(1,136,609)
Level 3 - Significant Unobservable Inputs	1,290,207	(142,414)

Total	$865,830,460	$(1,279,023)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments
Balance as of 8/31/08	$1,647,024	$31,549
Realized gain (loss)	—	— *
Change in unrealized appreciation (depreciation)	(423,601)	(173,963)
Net purchases (sales)	66,784	—
Transfers in and/or out of Level 3	—	—

Balance as of 11/30/08	$1,290,207	$(142,414)

*	The realized gain earned during the period for other financial instruments was $24,806

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by a independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Short Term Bond Series, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Taxable Money Market Series (the “Portfolios”) of the Dryden Core Investment Fund. The Portfolios are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden High Yield Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date January 28, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 28, 2009

*	Print the name and title of each signing officer under his or her signature.